NUVEEN INTERNATIONAL AGGREGATE BOND ETF

SUPPLEMENT DATED APRIL 30, 2026

TO THE CURRENTLY EFFECTIVE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”), AS MAY BE AMENDED OR

SUPPLEMENTED, EACH DATED SEPTEMBER 23, 2025

Information relating to the Nuveen International Aggregate Bond ETF (the “Fund”), a series of Nushares ETF Trust, is now available in a separate, stand-alone prospectus and SAI, each dated April 30, 2026. Accordingly, each reference to the Fund in the joint prospectus and SAI, each dated September 23, 2025, is hereby deleted in its entirety.

PLEASE KEEP THIS WITH THE

FUND’S PROSPECTUS AND SAI

FOR FUTURE REFERENCE

NGN-NXUSSUP-0426P